Inventories - Amount of inventories recognized as an expense and included in profit or loss (Details) - CNY (¥) ¥ in Thousands	3 Months Ended		9 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
Inventories
Carrying amount of inventories sold	¥ 1,602,409	¥ 1,641,240	¥ 5,399,685	¥ 4,799,723
Reversal of write-down of inventories	(4,472)	(55,856)	(39,158)	(34,888)
Cost of inventories recognized in consolidated statements of profit or loss	¥ 1,597,937	¥ 1,585,384	¥ 5,360,527	¥ 4,764,835